Document and Entity Information	Sep. 01, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Sep. 01, 2026
Entity Registrant Name	TOOTSIE ROLL INDUSTRIES, INC.
Entity Incorporation, State or Country Code	VA
Entity File Number	001-01361
Entity Tax Identification Number	22-1318955
Entity Address, Address Line One	7401 South Cicero Avenue
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60629
City Area Code	773
Local Phone Number	838-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.694 per share
Trading Symbol	TR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000098677
Amendment Flag	false